Related Party Transactions - Schedule of Interest Expense and Interest Payable (Details) - Loan From Related Parties [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Interest expense		$ 113,549
Interest payable